CONCENTRATION OF RISKS (Details)	12 Months Ended
Dec. 31, 2023 item
Concentration Risk [Line Items]
Number of types of market risk focused by management	2
Accounts Receivable | Customer Concentration Risk | GSM JSC Customer
Concentration Risk [Line Items]
Concentration risk, percentage	66.00%